6. INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

6.    INTANGIBLE ASSETS

Intangible assets were $38,200 and $0 at September 30, 2014 and December 31, 2013, respectively. Intangible assets consisted of costs capitalized for the development of educational and marketing webinars on various industry topics surrounding marijuana. The intangible assets have an anticipated useful life of up to one year. Amortization expense for the three and nine month periods ended September 30, 2014 were $2,733 and $2,733, respectively.